                           One Group(R) Mutual Funds



                         -----------------------------
                                  INDEX FUNDS
                         -----------------------------
                         -----------------------------
                                 CLASS I SHARES
                         -----------------------------
                         -----------------------------
                              COMBINED PROSPECTUS
                         -----------------------------
                         -----------------------------
                                 MARCH 18, 1999
                         -----------------------------



                  One Group(R) International Equity Index Fund

                         One Group(R) Equity Index Fund

                    One Group(R) Market Expansion Index Fund



 This prospectus describes three index mutual funds. This prospectus is for use by Wingspan Investment Services, Inc. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: o ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES; o ARE NOT INSURED OR
  GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; o INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              table of    contents

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2
                          One Group(R) International Equity Index Fund.............    2
                          One Group(R) Equity Index Fund...........................    4
                          One Group(R) Market Expansion Index Fund.................    6
                       MORE ABOUT THE FUNDS........................................    8
                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............    9
                          Purchasing Fund Shares...................................    9
                          Exchanging Fund Shares...................................   10
                          Redeeming Fund Shares....................................   10
                       SHAREHOLDER INFORMATION.....................................   12
                          Voting Rights............................................   12
                          Dividend Policies........................................   12
                          Tax Treatment of the Funds...............................   12
                          Tax Treatment of Shareholders............................   12
                          Shareholder Inquiries....................................   13
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   14
                          The Funds................................................   14
                          The Board of Trustees....................................   14
                          The Advisor..............................................   14
                          The Sub-Advisor..........................................   14
                          The Distributor..........................................   15
                          The Administrator and Sub-Administrator..................   15
                          The Transfer Agent, Custodian and Sub-Custodian..........   15
                          Year 2000................................................   15
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   16
                          Investment Practices.....................................   16
                          Investment Risks.........................................   18
                          Investment Policies......................................   19
                       APPENDIX: DESCRIPTION OF RATINGS............................   20

                        a brief    preview of the funds
                                                                               1

             WHAT ARE THE GOALS OF ONE GROUP INDEX FUNDS?
             The Funds are designed to provide investment results that correspond to the aggregate price and dividend performance of a variety of market indexes. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds normally will invest in a variety of equity securities, including common stock. The Funds also may invest in preferred stocks which are convertible into common stock, and lend their portfolio securities. The International Equity Index Fund invests in securities of foreign issuers. The Market Expansion Index Fund also may invest in foreign securities.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             Equity securities such as those in which the Funds may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Funds. The Funds may invest in derivative securities. These securities may expose the Funds to special risks. In addition, investments in foreign securities may expose the International Equity Index and Market Expansion Index Funds to risks that are different from investments in U.S. securities. An investment in the Funds is not a deposit of Bank One Corporation or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             This prospectus describes Class I shares. Class I shares are offered to customers of Wingspan Investment Services, Inc. and its affiliates, as well as to customers of other broker-dealers, investment advisors, banks, insurance companies, or other similar institutions. The section called "How To Do Business With One Group Mutual Funds" will provide more information.

             The Funds also offer Class A, Class B, and Class C shares through a separate prospectus. For more information on these share classes, please contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds through your Wingspan Investment Account on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group." For additional information, contact Wingspan Investment Services, Inc. at www.wingspan.com.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on the last business day of each month. One Group Equity Index Fund and One Group Market Expansion Index Fund distribute dividends periodically on the first business day of each month. One Group International Equity Index Fund distributes dividends annually. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of Bank One Corporation, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Independence International Associates, Inc. serves as sub-advisor to the International Equity Index Fund. Independence International's fees are paid by Banc One Investment Advisors. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses." Additional information regarding the Sub-Advisor is located in the Prospectus under the heading "The Sub-Advisor."

2

    One Group(R)
International Equity Index Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks to provide investment
results that correspond to the
aggregate price and dividend
performance of the securities in the
MSCI EAFE GDP Index.*

LOGO INVESTMENT STRATEGY
The Fund attempts to track the
capital performance and dividend
income of the Index by investing in
a representative portion of the
stocks which match as closely as
possible the characteristics of the
stocks which comprise the Index. The
Fund also will invest in stock index
futures. The Fund will attempt to
achieve a correlation between the
performance of its portfolio and
that of the MSCI EAFE GDP Index of
at least 0.90, without taking into
account expenses. Perfect
correlation would be 1.00.

LOGO PORTFOLIO SECURITIES
The Fund normally invests at least
65% of its total assets in foreign
equity securities, consisting of
common stocks (including American
Depository Receipts) and preferred
stocks, securities convertible to
common stock (provided they are
traded on an exchange or over-the-
counter), warrants and receipts. No
more than 10% of the Fund's assets
will be held in cash or cash
equivalents. The Fund may invest up
to 10% of its net assets in
securities of emerging international
markets such as Mexico, Chile and
Brazil, either directly through
local exchanges, through publicly
traded closed-end country funds, or
through "passive foreign investment
companies." A substantial portion of
the Fund's assets will be
denominated in foreign currencies.
For a list of all the securities in
which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Also,
investments in foreign securities
involve risks different from
investments in U.S. securities.
Before you invest, please read "More
About the Funds" and "Investment
Risks."

LOGO FUND MANAGEMENT
Independence International
Associates, Inc. ("Independence
International") serves as
sub-advisor to the Fund.
Independence International is an
indirect subsidiary of John Hancock
Mutual Life Insurance Company.

* Gross Domestic Product Weighted
  Morgan Stanley Capital
  International Europe, Australasia
  and Far East Index. MSCI EAFE GDP
  Index is a registered service mark
  of Morgan Stanley Capital
  International, which does not
  sponsor and is in no way
  affiliated with the Fund.
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none
                                                              Redemption Fees                         none
                                                              Exchange Fees                           none

                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees                .55%
                                                              12b-1 Fees                              none
                                                              Other Expenses                          .40%
                                                              Total Fund Operating Expenses           .95%

                                   (1) A $10.00 sub-minimum account fee may
                                       be applicable.

                                   (2) Expense information has been restated
                                       to reflect current fees.

                                   EXAMPLE
                                   An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              Class I           $10        $30        $53        $117

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) International Equity Index Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                             YEAR ENDED JUNE 30,
                           ---------------------------------------------------------------------------------------
         CLASS I             1998            1997            1996            1995            1994          1993(a)
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  16.89        $  15.17        $  13.93        $  13.46        $  11.80        $ 10.00
------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income        0.21            0.15            0.11            0.13            0.11           0.06
  Net realized and
    unrealized gains from
    investments                1.32            2.02            1.43            0.46            1.68           1.75
------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                   1.53            2.17            1.54            0.59            1.79           1.81
------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment
    income                    (0.02)          (0.17)          (0.16)          (0.08)          (0.11)         (0.01)
  In excess of net
    investment income            --           (0.13)          (0.02)             --              --             --
  From net realized gains     (0.43)          (0.15)          (0.12)          (0.04)          (0.01)            --
  In excess of net
    realized gains               --              --              --              --           (0.01)            --
------------------------------------------------------------------------------------------------------------------
Total Distributions           (0.45)          (0.45)          (0.30)          (0.12)          (0.13)         (0.01)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                   $  17.97        $  16.89        $  15.17        $  13.93        $  13.46        $ 11.80
------------------------------------------------------------------------------------------------------------------
Total Return                   9.54%          14.64%          11.22%           4.20%          15.44%         26.96%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000)           $586,741        $449,949        $347,790        $218,299        $145,640        $35,384
  Ratio of expenses to
    average net assets         0.88%           0.86%           0.97%           1.04%           1.02%          1.22%(b)
  Ratio of net investment
    income to average net
    assets                     1.29%           1.00%           1.04%           1.25%           1.27%          1.37%(b)
  Ratio of expenses to
    average net assets*        0.88%           0.86%           1.00%           1.04%           1.02%          2.34%(b)
  Ratio of net investment
    income to average net
    assets*                    1.29%           1.00%           1.01%           1.25%           1.27%          0.25%(b)
  Portfolio turnover(c)        9.90%           9.61%           6.28%           4.67%           7.74%          3.10%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced offering on October 28,
  1992. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

4

    One Group(R)
Equity Index Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks investment results
that correspond to the aggregate
price and dividend performance of
securities in the Standard & Poor's
500 Composite Stock Price Index
("S&P 500").*

LOGO INVESTMENT STRATEGY
The Fund invests primarily in stocks
included in the S&P 500 and,
secondarily in stock index futures.
Banc One Investment Advisors will
seek to achieve a correlation
between the performance of the Fund
and that of the S&P 500 Index. To
implement this strategy, Banc One
Investment Advisors generally
selects stocks in the order of their
weightings in the S&P 500 beginning
with the heaviest weighted stocks.
The Fund will attempt to achieve a
correlation between the performance
of its portfolio and that of the S&P
500 of at least 0.95, without taking
into account expenses. Perfect
correlation would be 1.00.

LOGO PORTFOLIO SECURITIES
The percentage of a stock that the
Fund holds will be approximately the
same percentage that the stock
represents in the S&P 500. In
addition, the Fund may hold up to
10% of its net assets in cash or
cash equivalents. For a list of all
the securities in which the Fund may
invest, please read "Investment
Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities, which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Before
you invest, please read "More About
the Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

* "S&P 500" is a registered service
  mark of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way
  affiliated with the Fund.
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I
                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none
                                                              Redemption Fees                         none
                                                              Exchange Fees                           none

                                                              ANNUAL OPERATING EXPENSES (2)
                                                              Investment Advisory Fees (after fee
                                                                waiver) (3)                           .15%
                                                              12b-1 Fees                              none
                                                              Other Expenses (after
                                                                reimbursements) (4)                   .21%
                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (5)                      .36%

                                   (1) A $10.00 sub-minimum account fee may
                                       be applicable.

                                   (2) Expense information has been restated
                                       to reflect current fees.

                                   (3) Without the fee waiver, Investment
                                       Advisory Fees would be .30%.

                                   (4) Without expense reimbursements, Other
                                       Expenses would be .28%.

                                   (5) Without the voluntary reduction of
                                       Investment Advisory Fees and
                                       reimbursement of Other Expenses,
                                       Total Operating Expenses would .58%.

                                   EXAMPLE
                                   An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period.

                                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              Class I           $  4      $ 12       $ 20        $ 46
                                                              Class I
                                                                (without fee
                                                                waiver)         $  6      $ 19       $ 32        $ 73

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Equity Index Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                 YEAR ENDED JUNE 30,
                           ------------------------------------------------------------------------------------------------
         CLASS I             1998           1997           1996           1995           1994          1993         1992(b)
NET ASSET VALUE,
  BEGINNING OF PERIOD      $  21.80       $  16.66       $  14.03       $  11.59       $  11.92       $ 10.92       $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income        0.33           0.35           0.33           0.32           0.29          0.30          0.26
  Net realized and
    unrealized gains
    (losses) from
    investments                5.98           5.27           3.16           2.59          (0.20)         1.13          0.95
---------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                   6.31           5.62           3.49           2.91           0.09          1.43          1.21
---------------------------------------------------------------------------------------------------------------------------
Distributions:
  From net investment
    income                    (0.32)         (0.33)         (0.33)         (0.29)         (0.29)        (0.30)        (0.26)
  In excess of net
    investment income            --             --          (0.01)         (0.02)         (0.04)           --            --
  From net realized gains     (0.63)         (0.15)         (0.52)         (0.16)         (0.09)        (0.13)        (0.03)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions           (0.95)         (0.48)         (0.86)         (0.47)         (0.42)        (0.43)        (0.29)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                   $  27.16       $  21.80       $  16.66       $  14.03       $  11.59       $ 11.92       $ 10.92
---------------------------------------------------------------------------------------------------------------------------
Total Return                  29.73%         34.30%         25.47%         25.79%          0.63%        13.04%        12.14%(c)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000)           $671,422       $480,819       $321,058       $234,895       $165,370       $96,446       $62,150
  Ratio of expenses to
    average net assets         0.35%          0.30%          0.30%          0.33%          0.46%         0.50%         0.73%(c)
  Ratio of net investment
    income to average net
    assets                     1.37%          1.87%          2.18%          2.57%          2.44%         2.46%         2.43%(c)
  Ratio of expenses to
    average net assets*        0.62%          0.61%          0.59%          0.66%          0.59%         0.87%         1.16%(c)
  Ratio of net investment
    income to average net
    assets*                    1.10%          1.56%          1.89%          2.24%          2.31%         2.09%         2.00%(c)
  Portfolio turnover (a)       4.32%          5.81%          9.08%          2.71%         11.81%         2.71%        21.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The Fund commenced operations on July 2, 1991. (c) Annualized.

6

    One Group(R)
Market Expansion Index Fund
LOGO INVESTMENT OBJECTIVE
The Fund seeks to provide a return
which substantially duplicates the
price and yield performance of
domestically traded common stocks in
the small and mid capitalization
equity markets, as represented by a
market capitalization weighted
combination of the Standard & Poor's
Small Cap 600 Index ("S&P Small Cap
600") and the Standard & Poor's Mid
Cap 400 Index ("S&P Mid Cap 400").*

LOGO INVESTMENT STRATEGY
The Fund invests in a representative
sampling of stocks of medium-sized
and small U.S. companies that are
included in the S&P Small Cap 600
and S&P Mid Cap 400 and which trade
on the New York and American Stock
Exchanges, as well as
over-the-counter stocks that are
part of the National Market System.
The Fund uses a sampling methodology
to determine which stocks to
purchase or sell in order to closely
replicate the performance of the
combined indices. Small
capitalization companies are then
added to the Fund in equal
weightings according to an analysis
of the industry diversification of
the combined indices. The Fund seeks
to achieve a correlation between its
portfolio and that of the indices of
at least 0.95, without taking into
account expenses. Perfect
correlation would be 1.00.

LOGO PORTFOLIO SECURITIES
The Fund invests in a representative
sampling of stocks which are
included in the S&P SmallCap and S&P
MidCap Indices. The Fund also may
invest up to 25% of its total assets
in the securities of foreign issuers
through Depository Receipts, and may
hold up to 5% of its total assets in
cash and cash equivalents. In
addition, the Fund may invest up to
5% of its total assets in futures
contracts and related options.

LOGO RISK CONSIDERATIONS
The Fund invests in equity
securities which may increase or
decrease in value. Therefore, the
value of your investment in the Fund
may increase or decrease in value.
Because the Fund's investments are
tied to an index, fluctuations in
the index will affect the value of
your investment in the Fund. Also,
investments in foreign securities
involve risks different from
investments in U.S. securities.
Finally, small companies may be
subject to greater business risks
than larger company. Before you
invest, please read "More About the
Funds" and "Investment Risks."

LOGO FUND MANAGEMENT
The Fund is managed by a team of
portfolio managers, research
analysts, and other investment
management professionals. Each team
member makes recommendations about
the securities in the Fund. The
research analysts provide in-depth
industry analysis and
recommendations, while the portfolio
managers determine strategy,
industry weightings, Fund holdings,
and cash positions.

* "S&P Small Cap 600" and "S&P Mid
  Cap 400" are registered service
  marks of Standard & Poor's
  Corporation, which does not
  sponsor and is in no way
  affiliated with the Fund.
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  CLASS I

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                       none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                           none
                                                              Redemption Fees                         none
                                                              Exchange Fees                           none

                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees after fee
                                                                waiver)(3)                            .15%
                                                              12b-1 Fees                              none
                                                              Other Expenses (after
                                                                reimbursements)(4)                    .42%
                                                              Total Fund Operating Expenses (after
                                                                fee waiver)(5)                        .57%

                                   (1) A $10.00 sub-minimum account fee may
                                       be applicable.

                                   (2) Expense information has been restated
                                       to reflect current fees.

                                   (3) Without the fee waiver, Investment
                                       Advisory Fees would be .35%.

                                   (4) Without expense reimbursements, Other
                                       Expenses would be .52%.

                                   (5) Without the voluntary reduction of
                                       Investment Advisory Fees and
                                       reimbursement of other expenses,
                                       Total Operating Expenses would be
                                       .87%.

                                   EXAMPLE
                                   An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period.

                                                                            1 YEAR    3 YEARS
                                                              Class I         $6        $18
                                                              Class I
                                                                (without
                                                                fee
                                                                waiver)       $9        $28

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

One Group(R) Market Index Expansion Fund    Financial Highlights

The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                               PERIOD ENDED
                                                               DECEMBER 31,
                          CLASS I                                1998(a)
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.00
---------------------------------------------------------------------------
Investment Activities:
  Net investment income                                              0.03
  Net realized and unrealized gains (losses) from
    investments and futures                                          0.93
---------------------------------------------------------------------------
Total from Investment Activities                                     0.96
---------------------------------------------------------------------------
Distributions:
  Net investment income                                             (0.03)
  In excess of net investment income                                   --
  From net realized gain                                            (0.41)
  In excess of net realized gain                                       --
---------------------------------------------------------------------------
Total Distributions                                                 (0.44)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $   10.52
---------------------------------------------------------------------------
Total Return                                                         9.91%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $  27,483
  Ratio of expenses to average net assets                            0.56%(c)
  Ratio of net investment income to average net assets               0.75%(c)
  Ratio of expenses to average net assets*                           1.12%(c)
  Portfolio turnover                                                20.18%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period July 31, 1998 (commencement of operations) through December 31, 1998. (b) Not Annualized. (c) Annualized.

8                             more about the funds

Portfolio Quality
----------------------------------------------------

The Funds only purchase securities that meet certain rating criteria. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

Special Risk
Considerations
----------------------------------------------------

DERIVATIVES: Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These include:
- options, futures contracts, and options on futures contracts
- warrants
- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs))
- swap, cap and floor transactions
- new financial products
- currency forwards

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

INTERNATIONAL FUNDS: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks." Because of these risk factors, the share price of the International Equity Index Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in Euros. In addition, outstanding shares have been redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds have been redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by the Fund.

                 how to do business with One Group Mutual Funds                9

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from Wingspan Investment Services, Inc., a Shareholder Servicing Agent. Your shares will be held for you by Wingspan Investment Services, Inc.

WHEN CAN I BUY SHARES?

You may purchase Fund shares on any day that the Funds are open for business. As your Shareholder Servicing Agent, Wingspan Investment Services, Inc. is responsible for sending your purchase order to the Funds. While the following information describes the Funds' purchase requirements, Wingspan Investment Services, Inc. may have an earlier cut-off time for purchase orders.

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

- Purchase orders for Class I shares may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET on the business day after the order is placed.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA is $250.

   - Subsequent investments must be at least $100 ($25 for employees of Bank One Corporation and its affiliates).

   - The One Group Services Company may waive these minimums.

3. Execute a purchase order through you Wingspan Investment Account.

4. Send a personal check (unless you choose to pay by wire or bank transfer) payable to "Wingspan Investment Services, Inc." to:

   Wingspan Investment Services, Inc.
   300 S. Riverside Plaza, Suite 0860
   Chicago, IL 60670

5. All checks should be in U.S. dollars. Wingspan Investment Services will accept third party checks only if accompanied by an AMA deposit slip. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you have any questions, contact Wingspan Investment Services at 1-800-977-WING.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Wingspan Investment Account Form and then:

- Contact Wingspan Investment Services, Inc. at 1-800-977-WING to relay your purchase instructions.

- Send a personal check made payable to "Wingspan Investment Services, Inc." to Wingspan Investment Services, Inc. (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

  Chase Manhattan Bank
  ABA 021000021
  DLJ Pershing Division
  Account 930-1-032992
  For further credit to:
  Your Name
  Your Wingspan Investment Account Number (ex: 123456789)

10

- You may revoke your right to make purchases over the telephone by sending a letter to: Wingspan Investment Services
  300 S. Riverside Plaza, Suite 0860
  Chicago, IL 60670

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Wingspan Investment Account is established, you may purchase additional Class I shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on your Wingspan Investment Account Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- One Group currently does not charge for this service, but may impose a charge in the future.

- You may revoke your right to make systematic investments by calling Wingspan Investment Services, Inc. at 1-800-977-WING or by sending a letter to:

  Wingspan Investment Services, Inc.
  300 S. Riverside Plaza, Suite 0860
  Chicago, IL 60670

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To learn more about it, please call Wingspan Investment Services at 1-800-977-WING.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.
WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:
- State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

- One Group has all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted Wingspan Investment Services, Inc.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

- In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business. Redemp-tion requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

- As your Shareholder Servicing Agent, Wingspan Investment Services, Inc. is responsible for sending your redemption order to the Funds. Wingspan Investment Services may have a different cut-off time than do the Funds.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Wingspan Investment Account Form, you must send a written redemption request to Wingspan Investment Services, Inc. at the following address:

  Wingspan Investment Services, Inc.
  300 S. Riverside Plaza, Suite 0860
  Chicago, IL 60670

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. Wingspan Investment Services, Inc.

- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Wingspan Investment Account Form.

- Call Wingspan Investment Services, Inc. at 1-800-977-WING to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Wingspan Investment Account Form.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.
CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on your Wingspan Investment Account Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the New York Stock Exchange ("NYSE") is restricted.

   2. The NYSE is closed (other than weekend and holiday closings).

   3. The SEC has permitted a suspension.

   4. An emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

12                          shareholder information

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANK ONE CORPORATION (One First National Plaza, Chicago Illinois, 60670), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Funds. This is because as of December 1, 1998, Bank One Corporation or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds.

On the same date, the following shareholders beneficially owned more than 25% of the following classes of shares of the Funds. As a consequence, they may be considered to be controlling persons of these classes of the Funds listed below.


                                                                           PERCENTAGE OF    TYPE OF
  NAME AND ADDRESS                      FUND/CLASS                           OWNERSHIP     OWNERSHIP
  Banc One Sec. Svgs. Plan-Equity Fund  Equity Index Fund                      32.61%      Beneficial
  100 E. Broad Street                   Class I
  Columbus, OH 43215-3607

Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on the last business day of each month. Dividends for the Equity Index Fund and the Market Expansion Index Fund are distributed on the first business day of the next month. The International Equity Index Fund distributes dividends annually. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

Tax Treatment of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write Wingspan Investment Services, Inc. at 300 S. Riverside Plaza, Suite 0860, Chicago, IL 60670 or call 1-800-977-WING.

   REPORTING

   In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

14                  organization and management of the funds

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers of 49 separate Funds. Class I shares of three of the Funds are described in this prospectus; the other Funds and other share Classes are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Funds paid advisory fees at the following rates:

                                   fund name

                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets
             One Group(R) International Equity Index
             Fund                                                        .47%
             One Group(R) Equity Index Fund                              .10%
             One Group(R) Market Expansion Index Fund                    .00%*

* The predecessor of this Fund had a December 31 fiscal year end. The advisory fees shown are as of December 31, 1998.

THE SUB-ADVISOR

Independence International Associates, Inc. ("Independence International"), 53 State Street, Boston, Massachusetts, 02109, is the sub-advisor to the International Equity Index Fund. Independence International specializes in the management of international equity portfolios. Independence International is an indirect subsidiary of John Hancock Mutual Life Insurance Company. As of June 30, 1998, Independence International had approximately $2.2 billion in assets under management.

For the fiscal year ended June 30, 1998, Banc One Investment Advisors paid Independence International sub-investment advisory fees at the following rates:

                                  fund assets

                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets
             Up to $10 million                                          .275%
             Over $10,000,000 up to $25,000,000                         .225%
             Over $25,000,000 up to $50,000,000                         .195%
             Over $50,000,000 up to $100,000,000                        .125%
             Over $100,000,000                                          .060%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

16         details about the funds' investment practices and policies

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                   fund name

                                                                    fund code
               One Group(R) International Equity Index                  1
               One Group(R) Equity Index Fund                           2
               One Group(R) Market Expansion Index Fund                 3

INSTRUMENT                                                         FUND CODE             RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and           1-3                  Market
  CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                              1-3                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by               1-3                  Market
  agencies and instrumentalities of the U.S. Government.                                   Credit
  These include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                1-3                  Market
  stated maturity.                                                                         Credit
                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in            1-3                Liquidity
  exchange for the deposit of funds.                                                       Credit
                                                                                           Market

COMMON STOCK: Shares of ownership of a company.                       1-3                  Market

REPURCHASE AGREEMENTS: The purchase of a security and the             1-3                  Credit
  simultaneous commitment to return the security to the                                    Market
  seller at an agreed upon price on an agreed upon date.                                 Liquidity
  This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the          1-3                  Market
  simultaneous commitment to buy the security back at an                                  Leverage
  agreed upon price on an agreed upon date. This is treated
  as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the               1-3                  Credit
  Fund's total assets. In return the Fund will receive cash,                               Market
  other securities, and/or letters of credit as collateral.                               Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or           1-3                  Market
  contract to purchase securities at a fixed price for                                    Leverage
  delivery at a future date.                                                             Liquidity
                                                                                           Credit

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,          1-3                  Market
  including One Group money market funds and shares of other investment companies for which Banc One Investment
  Advisors serves as investment advisor or administrator.
  Banc One Investment Advisors will waive certain fees when
  investing in funds for which it serves as investment
  advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that                 1-3                  Market
  convert to common stock.                                                                 Credit

CALL AND PUT OPTIONS: A call option gives the buyer the               1-3                Management
  right to buy, and obligates the seller of the option to                                Liquidity
  sell, a security at a specified price. A put option gives                                Credit
  the buyer the right to sell, and obligates the seller of                                 Market
  the option to buy, a security at a specified price. The                                 Leverage
  Funds will sell only covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the             1-3                Management
  future sale and purchase of a specified amount of a                                      Market
  specified security, class of securities, or an index at a                                Credit
  specified time in the future and at a specified price.                                 Liquidity
                                                                                          Leverage

INSTRUMENT                                                         FUND CODE             RISK TYPE
REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment            1-3                Liquidity
  vehicles which invest primarily in income producing real                               Management
  estate or real estate related loans or interest.                                         Market
                                                                                         Regulatory
                                                                                            Tax
                                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn          1-3                  Credit
  on and accepted by a commercial bank Maturities are                                    Liquidity
  generally six months or less.                                                            Market

COMMERCIAL PAPER: Secured and unsecured short-term                    1-3                  Credit
  promissory notes issued by corporations and other                                      Liquidity
  entities. Maturities generally vary from a few days to                                   Market
  nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies, as            1,3                  Market
  well as commercial paper of foreign issuers and                                        Political
  obligations of foreign banks, overseas branches of U.S.                                Liquidity
  banks and supranational entities. Includes American                                Foreign Investment
  Depository Receipts.

RESTRICTED SECURITIES: Securities not registered under the            1-3                Liquidity
  Securities Act of 1933, such as privately placed                                         Market
  commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with              1-3                  Credit
  interest rates which are reset daily, weekly, quarterly or                             Liquidity
  some other period and which may be payable to the Fund on                                Market
  demand.

WARRANTS: Securities, typically issued with preferred stock           1-3                  Market
  or bonds, that give the holder the right to buy a                                        Credit
  proportionate amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a               1-3                  Market
  dividend at a specified rate and has preference over
  common stock in the payment of dividends and in
  liquidation.

SWAPS, CAPS AND FLOORS: A Fund may enter inter into these             1-3                Management
  transactions to manage its exposure to changing interest                                 Credit
  rates and other factors. Swaps involve an exchange of                                  Liquidity
  obligations by two parties. Caps and floors entitle a                                    Market
  purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or
  falls below a predetermined interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures contracts             1-3                Management
  and other financial products continue to be developed and                                Credit
  the Funds may invest in such options, contracts and                                      Market
  products.                                                                              Liquidity

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of                  1                   Credit
  supranational agencies who are chartered to promote                                Foreign Investment
  economic development and are supported by various
  governments and governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Funds may engage             1                 Management
  in transactions in financial futures and related options,                              Liquidity
  which are generally described above. The Funds will enter                                Credit
  into these transactions in foreign currencies for hedging                                Market
  purposes only.                                                                         Political
                                                                                          Leverage
                                                                                     Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement           1                 Management
  to purchase or sell one specified currency for another                                 Liquidity
  currency at a specified future date and price. The Funds                                 Credit
  will enter into forward foreign exchange transactions for                                Market
  hedging purposes only.                                                                 Political
                                                                                          Leverage
                                                                                     Foreign Investment

18

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risk than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

One Group Equity Index Fund may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors or Independence International decides that the Funds should temporarily be invested in cash and cash equivalents. Cash equivalents include:

- Securities issued by the U.S. Government, its agencies and instrumentalities

- Repurchase Agreements

- Certificates of Deposit

- Bankers' Acceptances

- Commercial Paper (rated in one of the two highest rating categories)

- Variable Rate Master Demand Notes

- Bank Money Market Deposit Accounts

The International Equity Index Fund and Equity Index Fund may temporarily invest only 10% of their total assets in cash and cash equivalents. The International Equity Index Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1998 is shown on the Financial Highlights, other than for the Market Expansion Index Fund. The portfolio turnover for that Fund is for the fiscal year ended December 31, 1998. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

20                                  appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  BW-4 Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL
INFORMATION CONTAINS MORE DETAILED
INFORMATION ABOUT THE FUNDS. THE
CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION AND
IS AVAILABLE WITHOUT CHARGE BY CALLING
1-800-480-4111 OR BY WRITING TO THE
ONE GROUP SERVICES COMPANY AT 3435
STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL
INFORMATION IS INCORPORATED INTO THIS
PROSPECTUS BY REFERENCE. THE SEC
MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF
ADDITIONAL INFORMATION, MATERIALS
INCORPORATED BY REFERENCE AND OTHER
INFORMATION REGARDING ONE GROUP(R).

TOG-F-226

                           One Group(R) Mutual Funds



                         -----------------------------
                               MONEY MARKET FUNDS
                         -----------------------------
                         -----------------------------
                              SERVICE CLASS SHARES
                         -----------------------------
                         -----------------------------
                              COMBINED PROSPECTUS
                         -----------------------------
                         -----------------------------
                                 MARCH 18, 1999
                         -----------------------------



                      One Group(R) Prime Money Market Fund

                    One Group(R) Municipal Money Market Fund

            One Group(R) U.S. Treasury Securities Money Market Fund



 This prospectus describes three money market mutual funds. This prospectus is for use by Wingspan Investment Services, Inc. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

PLEASE REMEMBER THAT SHARES OF THE FUNDS: o ARE NOT DEPOSITS OR OBLIGATIONS OF,
 OR GUARANTEED BY BANK ONE CORPORATION OR ITS AFFILIATES; o ARE NOT INSURED OR
  GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; o INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THERE IS NO ASSURANCE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES OR BE ABLE TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE ON A CONTINUOUS BASIS.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              table of    contents

                       A BRIEF PREVIEW OF THE FUNDS................................    1
                       ABOUT THE FUNDS.............................................    2
                          One Group(R) Prime Money Market Fund.....................    2
                          One Group(R) Municipal Money Market Fund.................    3
                          One Group(R) U.S. Treasury Securities Money Market
                            Fund...................................................    4
                       MORE ABOUT THE FUNDS........................................    5

                       HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS..............    7
                          Purchasing Fund Shares...................................    7
                          Sales Charges............................................    8
                          Exchanging Fund Shares...................................    8
                          Redeeming Fund Shares....................................    8
                       SHAREHOLDER INFORMATION.....................................   10
                          Voting Rights............................................   10
                          Dividend Policies........................................   10
                          Tax Treatment of the Funds...............................   10
                          Tax Treatment of Shareholders............................   10
                          Shareholder Inquiries....................................   11
                       ORGANIZATION AND MANAGEMENT OF THE FUNDS....................   12
                          The Funds................................................   12
                          The Board of Trustees....................................   12
                          The Advisor..............................................   12
                          The Distributor..........................................   12
                          The Administrator and Sub-Administrator..................   12
                          The Transfer Agent, Custodian and Sub-Custodian..........   12
                          Year 2000................................................   12
                       DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                         POLICIES..................................................   14
                          Investment Practices.....................................   14
                          Investment Risks.........................................   16
                          Investment Policies......................................   16
                       APPENDIX: DESCRIPTION OF RATINGS............................   18

                        a brief    preview of the funds
                                                                               1

             WHAT ARE THE GOALS OF ONE GROUP MONEY MARKET FUNDS?
             The Funds are designed for a variety of investment objectives, including current income and interest income exempt from Federal Income Tax. Each Fund pursues a different objective and involves different risks. All of the Funds will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds will comply with Rule 2a-7 under the Investment Company Act of 1940.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Funds could decrease if the credit quality of the credit enhancement provider declines. The Prime Money Market Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. In addition, the Prime Money Market Fund invests in U.S. dollar denominated foreign securities which may expose the Fund to risks that are different from investments in U.S. Securities. Finally, the Prime Money Market Fund concentrates its investments in the financial services industry. As a result, economic developments affecting the financial services industry will have a disproportionate impact on the Fund. An investment in the Funds is not a deposit of Bank One Corporation or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             This prospectus describes Service Class shares. Service Class shares are offered to investors requiring additional administrative or accounting services such as sweep processing. The section called "How To Do Business With One Group Mutual Funds" will provide more information.

             Each Fund also offers Class A, Class C, and Class I shares through a separate prospectus. The Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund also offer Class B shares. For more information on these share classes, please contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds through your Wingspan Investment Account on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call Wingspan Investment Services, Inc. at 1-800-977-WING.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed monthly. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of Bank One Corporation, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

2

    One Group(R)

Prime Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a diversified money
market fund that seeks current
income with liquidity and stability
of principal.

LOGO PORTFOLIO SECURITIES
The Fund invests exclusively in high
quality money market instruments.
These instruments include U.S.
Treasury obligations, obligations
issued or guaranteed by U.S.
government agencies or
instrumentalities, mortgage-backed
securities, commercial paper, bank
obligations and deposit notes. The
Fund also may invest in commercial
paper issued by foreign issuers. At
least 25% of the Fund's total assets
will be invested in securities
issued by companies in the financial
services industry, although the Fund
may temporarily invest less than 25%
of its total assets in that industry
if warranted due to adverse economic
conditions, and if consistent with
the best interests of shareholders.
The financial services industry
includes, but is not limited to,
banks, broker-dealers, finance
companies and other issuers of
asset-backed securities. It is
currently anticipated that
asset-backed securities will
constitute a significant percentage
of the Fund's investments as a
result of this investment policy.
The assets underlying asset-backed
securities will consist, among other
things, of credit card receivables,
leases, and auto and home equity
loans. The Fund may invest up to 10%
of its net assets in illiquid
investments such as certain
restricted securities and private
placements. The Fund also may engage
in securities lending. For a list of
all of the securities in which the
Fund may invest, please read
"Investment Policies."

LOGO RISK CONSIDERATIONS
The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. The Fund also
invests in U.S. dollar denominated
foreign investments which involve
risks that are different from
investments in U.S. companies.
Concentration in obligations issued
by the financial services industry
may involve a greater exposure to
economic, business, political or
regulatory developments that may be
adverse to the financial services
industry. In addition, the Fund
invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Before you invest,
please read "More About the Funds"
and "Investment Risks."
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  SERVICE CLASS

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                          none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                              none
                                                              Redemption Fees                            none
                                                              Exchange Fees                              none

                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees (3)               .32%
                                                              12b-1 Fees (after fee waiver) (4)          .55%
                                                              Other Expenses (after
                                                                reimbursements) (5)                      .20%
                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (6)                        1.07%

                                   (1) A $10.00 sub-minimum account fee may
                                       be applicable.

                                   (2) Expense information has been restated
                                       to reflect current fees.

                                   (3) Without the fee waiver, Investment
                                       Advisory fees would be .35%.

                                   (4) Due to 12b-1 fees, long-term Service
                                       Class shareholders may pay more than
                                       the equivalent of the maximum
                                       front-end sales charges permitted
                                       under the rules of the National
                                       Association of Securities Dealers.
                                       Without the voluntary waiver of fees,
                                       12b-1 fees would be .75% for Service
                                       Class shares.

                                   (5) Without expense reimbursements, Other
                                       Expenses would be .22%.

                                   (6) Without a voluntary reduction of
                                       Investment Advisory and 12b-1 fees
                                       and reimbursement of Other Expenses,
                                       Total Operating Expenses would be
                                       1.32% for Service Class shares.

                                   EXAMPLE

                                   An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period. Because of the nature of the
                                   shares, shareholders are not expected to remain in Service Class shares for more than a limited amount of time. However, a shareholder investing in the Service Class shares on a continual basis would pay the following amounts.

                                                                                     1 MONTH    3 MONTHS    1 YEAR
                                                              Service Class            $ 1        $ 3        $ 11
                                                              Service Class
                                                                (without fee
                                                                waiver)                $ 1        $ 3        $ 13

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The One Group(R) Prime Money Market Fund    Financial Highlights

This section normally would include Financial Highlights for Service Class shares of the Fund. Because Service Class shares of the Fund were not offered as of June 30, 1998, there are no Financial Highlights for that class of shares.

    One Group(R)
Municipal Money Market Fund
LOGO INVESTMENT OBJECTIVE
The Fund is a diversified fund that
seeks as high a level of current
interest income exempt from Federal
income tax as is consistent with
capital preservation and stability
of principal.

LOGO PORTFOLIO SECURITIES
As a matter of fundamental policy,
the Fund will invest at least 80% of
its total assets in municipal
securities. These are securities
issued by or on behalf of the
states, territories and possessions
of the United States, including the
District of Columbia, and their
political subdivisions, agencies,
instrumentalities and authorities.
These municipal securities produce
interest that, in the opinion of
bond counsel for the issuer, is
exempt from Federal income tax.
However, the Fund may invest as much
as 100% of its assets in municipal
securities that produce income that
is subject to the Federal
alternative minimum tax. If you are
subject to the Federal alternative
minimum tax, please read the section
of this prospectus entitled "Tax
Treatment of Shareholders" before
you invest. The Fund also may invest
up to 20% of its total assets in
other types of securities, such as
taxable money market instruments,
including repurchase agreements. For
a list of all the securities in
which the Fund may invest, please
read "Investment Practices."

LOGO RISK CONSIDERATIONS
The Fund invests in securities that
are backed by "credit enhancements"
such as letters of credit. The value
of your investment in the Fund could
decrease if the value of the
securities in the portfolio
decreases in response to declining
credit quality of a credit
enhancement provider. In addition,
the Fund invests in mortgage-related
securities which have significantly
greater price and yield volatility
than traditional fixed income
securities. Before you invest,
please read "More Information about
the Funds" and "Investment Risks."
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  SERVICE CLASS

                                                              Maximum Sales Charge Imposed on
                                                                Purchases (as a percentage of
                                                                offering price)                          none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                              none
                                                              Redemption Fees                            none
                                                              Exchange Fees                              none

                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees(after fee
                                                                waiver)(3)                               .27%
                                                              12b-1 Fees(4)                              .55%
                                                              Other Expenses (after
                                                                reimbursements)(5)                       .18%
                                                              Total Fund Operating Expenses (after
                                                                fee waiver)(6)                          1.00%

                                   (1) A $10.00 sub-minimum account fee may
                                       be applicable.

                                   (2) Expense information has been restated
                                       to reflect current fees.

                                   (3) Without a fee waiver, Investment
                                       Advisory fees would be .35%.

                                   (4) Due to 12b-1 fees, long-term Service
                                       Class shareholders may pay more than
                                       the equivalent of the maximum
                                       front-end sales charges permitted
                                       under the rules of the National
                                       Association of Securities Dealers.
                                       Without the voluntary waiver, 12b-1
                                       fees would be .75%.

                                   (5) Without expense reimbursements, Other
                                       Expenses would be .22%.

                                   (6) Without a voluntary reduction of
                                       Investment Advisory and 12b-1 fees
                                       and reimbursement of Other Expenses,
                                       Total Operating Expenses would be
                                       1.32% for Service Class shares.

                                   EXAMPLE

                                   An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period. Because of the nature of the
                                   shares, shareholders are not expected to remain in Service Class shares for more than a limited amount of time. However, a shareholder investing in the Service Class shares on a continual basis would pay the following amounts.

                                                                                     1 MONTH    3 MONTHS    1 YEAR
                                                              Service Class            $1          $3        $10
                                                              Service Class
                                                                (without fee
                                                                waiver)                $1          $3        $13

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The One Group(R) Municipal Money Market Fund    Financial Highlights

This section normally would include Financial Highlights for Service Class shares of the Fund. Because Service Class shares of the Fund were not offered as of June 30, 1998, there are no Financial Highlights for that class of shares.

4

    One Group(R)
U.S. Treasury Securities Money Market Fund
[LOGO] INVESTMENT OBJECTIVE
The Fund is a diversified money
market fund that seeks current
income with liquidity and stability
of principal.

[LOGO] PORTFOLIO SECURITIES
The Fund will invest exclusively in
short-term U.S. Treasury obligations
including repurchase agreements
collateralized by such Treasury
obligations and when-issued
securities. The Fund also may engage
in securities lending. For a list of
all the securities in which the Fund
may invest, please read "Investment
Practices."

[LOGO] RISK CONSIDERATIONS
Before you invest, please read "More
About the Funds" and "Investment
Risks."
                                   SHAREHOLDER EXPENSES

                                                              SHAREHOLDER TRANSACTION EXPENSES (1)  SERVICE CLASS
                                                              Maximum Sales Charge Imposed on
                                                              Purchases (as a percentage of
                                                              offering price)                            none
                                                              Maximum Contingent Deferred Sales
                                                                Charge (as a percentage of
                                                                original purchase price or
                                                                redemption proceeds, as
                                                                applicable)                              none
                                                              Redemption Fees                            none
                                                              Exchange Fees                              none
                                                              ANNUAL OPERATING EXPENSES (2) (as a
                                                                percentage of average daily net
                                                                assets)
                                                              Investment Advisory Fees (after fee
                                                                waiver) (3)                              .32%
                                                              12b-1 Fees (after fee waiver) (4)          .55%
                                                              Other Expenses                             .18%
                                                              Total Fund Operating Expenses (after
                                                                fee waivers) (5)                        1.05%

                                   (1) A $10.00 sub-minimum account fee may be
                                       applicable.

                                   (2) Expense information has been restated to
                                       reflect current fees.

                                   (3) Without a fee waiver, Investment Advisory
                                       fees would be .35%.

                                   (4) Due to 12b-1 fees, long-term Service
                                       Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .75%.

                                   (5) Without a voluntary reduction of
                                       Investment Advisory and 12b-1 fees, Total
                                       Fund Operating Expenses would be 1.28%
                                       for Service Class shares.

                                   EXAMPLE
                                       An investor would pay the following
                                   expenses on a $1,000 investment in the
                                   Fund, assuming: (1) 5% annual return and
                                   (2) redemption at the end of each time
                                   period. Because of the nature of the
                                   shares, shareholders are not expected to remain in Service Class shares for more than a limited amount of time. However, a shareholder investing in the Service Class shares on a continual basis would pay the following amounts.

                                                                                     1 MONTH    3 MONTHS    1 YEAR
                                                              Service Class            $1          $3        $11
                                                              Service Class
                                                                (without fee
                                                                waiver)                $1          $3        $13

                                   These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The One Group(R) U.S. Treasury Securities Money Market Fund    Financial
Highlights

This section normally would include Financial Highlights for Service Class shares of the Fund. Because Service Class shares of the Fund were not offered as of June 30, 1998, there are no Financial Highlights for that class of shares.

                              more about the funds                             5

Portfolio Quality
----------------------------------------------------

Securities will be purchased by the Funds only if Banc One Investment Advisors determine that they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the three highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

Illiquid Investments
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees in determining whether an investment is illiquid.

Special Risk Considerations
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

CONCENTRATION POLICY: One Group Prime Money Market Fund concentrates it investments in securities of companies in the financial services industry. This policy may involve a greater exposure to economic, business, political or regulatory developments that may be adverse to the financial services industry. Such developments could involve the following risks:
- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.
- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, which a fall in rates typically causes a rise in values. Finally, key information about security or market may be inaccurate or unavailable.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.
- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

DERIVATIVES: Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and asset-backed securities. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (gener-

6

ally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

FOREIGN SECURITIES: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks." On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All government securities issued by participating nations will be in euros, and outstanding government securities have been redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the euro could adversely affect the value of the securities held by a Fund.

                 how to do business with One Group Mutual Funds                7

Purchasing
Fund Shares
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from Wingspan Investment Services, Inc., a Shareholder Servicing Agent. Your shares will be held for you by Wingspan Investment Services, Inc.

WHEN CAN I BUY SHARES?

You may purchase Fund shares on any day that the Funds are open for business. As your Shareholder Servicing Agent, Wingspan is responsible for sending your purchase order to the Funds. While the following information describes the Funds' purchase requirements, Wingspan may have an cut-off time for purchase orders.

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services
  Company:

   (i) before 12:00 noon, Eastern Time ("ET"), for the Municipal Money Market Fund;

   (ii) before 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

        In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m., ET on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.
- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investment and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 12:00 noon and 4:00 p.m., ET, for the Municipal Money Market Fund; and 4:00 p.m., ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA is $250.

   - Subsequent investments must be at least $100 ($25 for employees of Bank One Corporation and its affiliates).

   - The One Group Services Company may waive these minimums.

3. Execute a purchase order through your Wingspan Investment Account.

4. Send a personal check (unless you choose to pay by wire or bank transfer) payable to "Wingspan Investment Services, Inc." to:
   Wingspan Investment Services, Inc.
   300 S. Riverside Plaza, Suite 0860
   Chicago, IL 60670

5. All checks should be in U.S. dollars. Wingspan Investment Services will accept third party checks only if accompanied by an AMA deposit slip. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you have any questions, contact Wingspan Investment Services, Inc. at 1-800-977-WING.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Wingspan Investment Account Form and then:

8

- Contact Wingspan Investment Services, Inc. at 1-800-977-WING to relay your purchase instructions.

- Send a personal check payable to "Wingspan Investment Services, Inc." to Winspan Investment Services, Inc. (see address above), authorize a bank transfer or initiate a wire transfer to the following wire address:

  Chase Manhattan Bank
  ABA 021000021
  DLJ Pershing Division
  Account 930-1-032992
  For further credit to:
  Your Name
  Your Wingspan Investment Account Number
  (ex: 123456789)

- You may revoke your right to make purchases over the telephone by sending a letter to:

  Wingspan Investment Services, Inc.
  300 S. Riverside Plaza, Suite 0860
  Chicago, IL 60670

Sales Charges
----------------------------------------------------

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of One Group.

- Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and the remainder for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

Exchanging
Fund Shares
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

Service Class shares do not have exchange privileges.

Redeeming
Fund Shares
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes), will be effective that day.

- As your Shareholder Servicing Agent, Wingspan Investment Services, Inc. is responsible for sending your redemption order to the Funds. Wingspan Investment Services, Inc. may have a different cut-off time than do the Funds.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Wingspan Investment Account Application Form, you must send a written redemption request to Wingspan Investment Services, Inc. at the following address:

- Wingspan Investment Services, Inc.
  300 S Riverside Plaza, Suite 0860
  Chicago, IL 60670
  All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling Wingspan Investment Services, Inc. at
  1-800-977-WING.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

   1. a designated commercial bank; or

   2. Wingspan Investment Services, Inc.

- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment if the request is received before:

   (i)  12:00 noon ET, for the Municipal Money Market Fund.

   (ii) 4:00 p.m. ET, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

        If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

- The Funds also will attempt to honor requests for payments in two business days, if the redemption request is received after the times listed above.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Wingspan Investment Account Application Form.

- Call Wingspan Investment Services, Inc. at 1-800-977-WING to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on your Wingspan Investment Account Application Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.
- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. You also may elect to receive payments of less than $100 each.

   2. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

- One Group may suspend your ability to redeem when:

   1. Trading on the NYSE is restricted;

   2. the NYSE is closed (other than weekend and holiday closings);

   3. the SEC has permitted a suspension; or

   4. an emergency exists.

The Statement of Additional Information offers more details about this process.

- You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

10                          shareholder information

Voting Rights
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Bank One Corporation (One First National Plaza, Chicago, Illinois 60670), through its affiliates, may be deemed for purposes of The Investment Company Act of 1940, to control the Prime Money Market and the Municipal Money Market Funds. This is because as of December 1, 1998, Bank One Corporation or its affiliates possessed the power to vote substantially all of the Class I shares of the Funds. On the same date, no shareholders owned more than 25% of either Class A or Class B shares of the Funds.

Dividend Policies
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling Wingspan Investment Services, Inc. at 1-800-977-WING.

Tax Treatment
of the Funds
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

Tax Treatment
of Shareholders
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS -- PRIME MONEY MARKET FUND AND U.S. TREASURY SECURITIES MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and, if any, net capital gains (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF DIVIDENDS -- MUNICIPAL MONEY MARKET FUND

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and, if any, net capital gains (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) to investors on at least an annual basis. The Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for federal state and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

Shareholder Inquiries
----------------------------------------------------

If you have any questions or need additional information, please write Wingspan Investment Services, Inc. at 1-800-977-WING.

   REPORTING

   In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

12                  organization and management of the funds

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 49 separate Funds. The Service Class shares of three of the Funds are described in this prospectus; the other Funds and other share classes are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1998 Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, managed over $59 billion in assets.

For the fiscal year ended June 30, 1998, the Funds paid investment advisory fees at the following rate:

                                   fund name

                                                              Annual Rate As Percentage
                                                             of Average Daily Net Assets
             One Group(R) Prime Money Market Fund                        .30%
             One Group(R) Municipal Money Market Fund                    .25%
             One Group(R) U.S. Treasury Securities
             Money Market Fund                                           .28%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND THE SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528 or your Shareholder Servicing Agent, if appropriate, handles shareholder record keeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipate that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

14         details about the funds' investment practices and policies

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                   fund name

                                                                    fund code
               One Group(R) Prime Money Market Fund                     1
               One Group(R) Municipal Money Market Fund                 2
               One Group(R) U.S. Treasury Securities Money
               Market Fund                                              3

INSTRUMENT                                                         FUND CODE             RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and           1-3                  Market
CUBES. The U.S. Treasury Securities Money Market Fund does
not buy STRIPS and CUBES.

TREASURY RECEIPTS: TRs, TIGRS, and CATS.                              1-2                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by               1-2                  Market
agencies and instrumentalities of the U.S. Government. These                               Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                1-2                  Market
stated maturity.                                                                           Credit
                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in            1-2                Liquidity
exchange for the deposit of funds.                                                         Credit
                                                                                           Market

REPURCHASE AGREEMENTS: The purchase of a security and the             1-3                  Credit
simultaneous commitment to return the security to the seller                               Market
at an agreed upon price on an agreed upon date. This is                                  Liquidity
treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the         1, 3                  Market
simultaneous commitment to buy the security back at an                                    Leverage
agreed upon price on an agreed upon date This is treated as
a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the               1-3                  Credit
Fund's total assets. In return the Fund will receive cash,                                 Market
other securities and/or letters of credit as collateral.                                  Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or           1-3                  Market
contract to purchase securities at a fixed price for                                      Leverage
delivery at a future date.                                                               Liquidity
                                                                                           Credit

INVESTMENT COMPANY SECURITIES: Shares of other money market           1-2                  Market
mutual funds, including One Group money market funds and
shares of other investment companies for which Banc One
Investment Advisors serves as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves as
investment advisor.

EXTENDABLE COMMERCIAL NOTES: Variable rate notes which                1-2                  Market
normally mature within a short period of time (e.g., 1                                     Credit
month) but which may be extended by the issuer for a maximum                             Liquidity
maturity of thirteen months.

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn          1-2                  Credit
on and accepted by a commercial bank Maturities are                                      Liquidity
generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                    1-2                  Credit
promissory notes issued by corporations and other entities.                              Liquidity
Maturities generally vary from a few days to nine months.                                  Market

INSTRUMENT                                                         FUND CODE             RISK TYPE
FOREIGN SECURITIES: Commercial paper of foreign issuers and           1-2                  Market
obligations of foreign banks, overseas branches of U.S.                                  Political
banks and supranational entities.                                                        Liquidity
                                                                                     Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the            1-2                Liquidity
Securities Act of 1933, such as privately placed commercial                                Market
paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with              1-2                  Market
interest rates which are reset daily, weekly, quarterly or                                 Credit
some other period and which may be payable to the Fund on                                Liquidity
demand.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real          1-2               Pre-payment
estate loans and pools of loans. These include                                             Market
collateralized mortgage obligations ("CMOs") and Real Estate                               Credit
Mortgage Investment Conduits ("REMICs").                                                 Regulatory

DEMAND FEATURES: Securities that are subject to puts and              1-2                  Market
standby commitments to purchase the securities at a fixed                                Liquidity
price (usually with accrued interest) within a fixed period                              Management
of time following demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state or                 1-2                  Market
political subdivision to obtain funds for various public                                   Credit
purposes. Municipal securities include private activity                                  Political
bonds and industrial development bonds, as well as General                                  Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation                              Regulatory
Notes, Revenue Anticipation Notes, other short-term
tax-exempt obligations, municipal leases, and obligations of municipal housing authorities and single family revenue
bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by banks              1                   Market
and highly rated insurance companies such as Guaranteed                                    Credit
Investment Contracts ("GICs") and Bank Investment Contracts                              Liquidity
("BICs").

PARTICIPATION INTERESTS: Interests in municipal securities,            2                   Credit
including municipal leases, from financial institutions such                                Tax
as commercial and investment banks, savings and loan                                       Market
associations and insurance companies. These interests may
take the form of participations, beneficial interests in a
trust, partnership interests or any other form of indirect
ownership that allows the Funds to treat the income from the investment as exempt from Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company                1-2               Pre-payment
receivables, home equity loans, truck and auto loans,                                      Market
leases, credit card receivables and other securities backed                                Credit
by other types of receivables or other assets.                                           Regulatory

16

Investment Risks
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Investment Policies
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

3. Will not purchase an issuer's securities if as a result more than 5% of a Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without regard to this restriction as permitted by applicable law.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Prime Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except that the Fund may concentrate its investments in securities issued by companies in the financial services industry.) This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The U.S. Treasury Securities Money Market Fund:

1. Will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

The Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes the Municipal Money Market Fund may temporarily invest up to 100% of their total assets in securities that are not municipal securities, such as taxable money market instruments (including repurchase agreements) and may hold uninvested cash pending investment. While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

18                                  appendix

Description of Ratings

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

      F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

      F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 Prime-1 Superior ability for repayment.

 Prime-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.
       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligations is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Non-Investment Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions will likely impair the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

20

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
          Short-term municipal securities rated
MIG1 &
 VMIG1
          MIG1 or are of the best VMIG1 quality.
          They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
MIG2 &
 VMIG2
          These Short-term municipal securities are of high quality. Margins of protection are ample although not so large as in the preceding group.
MIG3 &
 VMIG3
          All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

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

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL
INFORMATION CONTAINS MORE DETAILED
INFORMATION ABOUT THE FUNDS. THE
CURRENT STATEMENT OF ADDITIONAL
INFORMATION HAS BEEN FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION AND
IS AVAILABLE WITHOUT CHARGE BY CALLING
1-800-480-4111 OR BY WRITING TO THE
ONE GROUP SERVICES COMPANY AT 3435
STELZER ROAD, COLUMBUS, OHIO 43219.
THE STATEMENT OF ADDITIONAL
INFORMATION IS INCORPORATED INTO THIS
PROSPECTUS BY REFERENCE. THE SEC
MAINTAINS A WEB SITE (WWW.SEC.GOV)
THAT CONTAINS THE STATEMENT OF
ADDITIONAL INFORMATION, MATERIALS
INCORPORATED BY REFERENCE AND OTHER
INFORMATION REGARDING ONE GROUP(R).

TOG-F-225